UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   May 7, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$560,062,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Canada, Inc.            COM              00207q202    13713   509200 SH       SOLE                   509200
Albertsons                     COM              013104104      978    29500 SH       SOLE                    29500
Alleghany                      COM              017175100     9316    49687 SH       SOLE                    49687
BHP Billiton Ltd.              COM              088606108      784    64018 SH       SOLE                    64018
Baker Hughes                   COM              057224107    19889   519985 SH       SOLE                   519985
Berkley W R Corp               COM              084423102     1735    30178 SH       SOLE                    30178
Citigroup                      COM              172967101    20266   409239 SH       SOLE                   409239
Comcast Cl A Special           COM              200300200    20909   657524 SH       SOLE                   657524
Continental Airlines Class B   COM              210795308     1825    64435 SH       SOLE                    64435
Dell Computer                  COM              247025109    21719   831818 SH       SOLE                   831818
Duke Energy                    COM              264399106     3807   100722 SH       SOLE                   100722
Equity Office Properties       COM              294741103    22484   749716 SH       SOLE                   749716
Equity Residential Property    COM              29476L107    28361   986820 SH       SOLE                   986820
Exxon Mobil                    COM              30231G102     1190    27158 SH       SOLE                    27158
Family Dollar Stores           COM              307000109     7025   209637 SH       SOLE                   209637
Federal National Mortgage      COM              313586109      370     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    19382   734991 SH       SOLE                   734991
Gemstar TV Guide Int'l Inc.    COM              36866w106     1261    85280 SH       SOLE                    85280
Keyspan Corporation            COM              49337w100     5833   160300 SH       SOLE                   160300
L-3 Communications Holdings In COM              502424104     1422    12700 SH       SOLE                    12700
Liberty Media Corporation New  COM              530718105    23093  1826945 SH       SOLE                  1826945
Nabors Industries              COM              629568106     4332   102525 SH       SOLE                   102525
National Instruments           COM              636518102    31848   761554 SH       SOLE                   761554
NeoMagic Corp.                 COM              640497103      782   234800 SH       SOLE                   234800
Newfield Exploration           COM              651290108    32117   868249 SH       SOLE                   868249
Noble Affiliates Inc.          COM              654894104    40187  1028843 SH       SOLE                  1028843
Oxford Health                  COM              691471106    31505   753896 SH       SOLE                   753896
Progressive Corp.              COM              743315103    38569   231479 SH       SOLE                   231479
Prosoft Training.com           COM              9307375         61    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104     9709   851677 SH       SOLE                   851677
Synopsys                       COM              871607107    37189   674198 SH       SOLE                   674198
UnitedHealth Group Inc.        COM              91324P102    45245   592063 SH       SOLE                   592063
Waste Management Inc.          COM              94106L109    46640  1711549 SH       SOLE                  1711549
Westport Resources Corp        COM              961418100    13236   673602 SH       SOLE                   673602
White Mountains Insurance Grou COM              964126106     3281     9500 SH       SOLE                     9500